Document and Entity Information	12 Months Ended
Dec. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	Fidelity Newbury Street Trust
Central Index Key	0000704207
Amendment Flag	false
Document Creation Date	Jun 19, 2013
Document Effective Date	Jun 19, 2013
Prospectus Date	Dec 29, 2012

Adv B Adv C | Treasury Fund
Supplement to the
Fidelity® Cash Management Funds:
Treasury Fund - Advisor B Class and Advisor C Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" beginning on page 3.

	Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 652	$ 152	$ 252	$ 152
3 years	$ 771	$ 471	$ 471	$ 471
5 years	$ 1,013	$ 813	$ 813	$ 813
10 years	$ 1,477	$ 1,477	$ 1,779	$ 1,779

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Newbury Street Trust
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Adv B Adv C | Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fnst_SupplementTextBlock	Supplement to the
Fidelity® Cash Management Funds:
Treasury Fund - Advisor B Class and Advisor C Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" beginning on page 3.

	Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 652	$ 152	$ 252	$ 152
3 years	$ 771	$ 471	$ 471	$ 471
5 years	$ 1,013	$ 813	$ 813	$ 813
10 years	$ 1,477	$ 1,477	$ 1,779	$ 1,779

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Newbury Street Trust
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 19, 2013